Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Mortgage debt	$ 0	$ 102,688	$ 106,247
Carrying Value
Fair Value Measurements
Mortgage debt	0	102,688
Carrying Value | Recurring
Fair Value Measurements
Mortgage debt		102,688	106,247
Fair Value | Level 2
Fair Value Measurements
Mortgage debt	$ 0	100,658
Fair Value | Recurring | Level 2
Fair Value Measurements
Mortgage debt		$ 100,658	$ 100,181